Accounts Receivable - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Receivables [Abstract]
Beginning balance	$ 2,109	$ 2,465	$ 2,482
Reduction in provision recorded	(7)
Additional provision recorded		(23)	231
Net write-offs	(296)	(333)	(248)
Ending balance	$ 1,806	$ 2,109	$ 2,465